Interest Expense and Finance Cost, Net - Schedule of Interest Expense and Finance Cost, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Interest and Debt Expense [Abstract]
Interest expense incurred on credit facilities and financial liabilities	$ 29,717	$ 26,842	$ 59,092	$ 52,789
Interest expense incurred on finance lease liabilities	5,355	7,783	10,770	15,817
Interest expense capitalized related to deposits for vessel acquisitions	(4,303)	(6,500)	(8,182)	(12,637)
Amortization and write-off of deferred finance costs	2,227	2,033	3,899	3,709
Discount effect of long-term assets and other finance costs	489	(71)	1,416	(182)
Total interest expense and finance cost, net	$ 33,485	$ 30,087	$ 66,995	$ 59,496